Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Acquired Intangible Assets, Net [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET

7. ACQUIRED INTANGIBLE ASSETS, NET

	December 31, 2011
	Gross carrying amount	Accumulated amortization	Intangible assets impairment (Note 2(17))	Net carrying amount
Online advertising segment:
Trademark	24,901,940	(2,386,436)	—	22,515,504
Technology	2,197,230	(601,623)	—	1,595,607
Customer list	1,464,820	(415,032)	(1,049,788)	—
Software technology	823,273	(507,685)	(315,588)	—

	29,387,263	(3,910,776)	(1,365,376)	24,111,111

	December 31, 2010
	Gross carrying amount	Accumulated amortization	Net carrying amount
Online advertising segment:
Trademark	24,901,940	(1,141,339)	23,760,601
Technology	2,197,230	(287,733)	1,909,497
Customer list	1,464,820	(268,550)	1,196,270
Software technology	823,273	(425,358)	397,915

	29,387,263	(2,122,980)	27,264,283

Amortization expense for the years ended December 31, 2009, 2010 and 2011 were $916,763, $2,000,237 and $1,787,796, respectively.

Following the Company’s business strategy adjustment during the year 2011, the Company appointed Shengyue as its primary agency of the online advertising services. As a result, the customer list intangible asset associated with the original business model was no longer of use to the Company; therefore the unamortised balance of the customer list was recorded as an impairment within general and administrative expense.

In relation to the deconsolidation of Yisheng (Note 2(1)(a)), the software technology intangible assets related to Yisheng were fully impaired. The unamortised balance of the software technology was recorded through general and administrative expense in 2011.

Assuming no subsequent impairment of the identified intangible assets recorded as of December 31, 2011, amortization expenses for the net carrying amount of intangible assets are expected to be as follows in future years. If the Company acquires additional intangible assets in the future, the operating expenses or cost of revenue will be increased by the amortization of those assets.

2012	1,558,992
2013	1,558,992
2014	1,558,992
2015	1,558,992
2016 and later	17,875,143

24,111,111